Trade Receivables, Prepaid Expenses and Other Current Assets - Schedule of Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables, Prepaid Expenses and Other Current Assets [Abstract]
Trade receivables	$ 14,675	$ 14,440
Total trade receivables	$ 14,675	$ 14,440